INVESTMENT IN MARKETABLE SECURITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment In Marketable Securities
SCHEDULE OF INVESTMENT IN MARKETABLE SECURITIES

	As of June 30, 2021	As of December 31, 2020
Cost of investment	$577,035	$66,484
Dividend income from Greenpro Capital Corp.	-	160,062
Unrealized holding (loss) gain	(165,731)	350,137
Exchange rate effect	(835)	352
Investment in marketable securities	$410,469	$577,035

	As of December 31, 2020	As of December 31, 2019
Cost of investment	$66,484	$134,166
Dividend income from Greenpro Capital Corp.	160,062	-
Unrealized holding gain (loss)	350,137	(68,391)
Exchange rate effect	352	709
Investment in marketable securities	$577,035	$66,484